Other Non-Current Assets - Maturity debt securities, Maturity (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Other Non-Current Asset
Total	¥ 57,309,555	$ 7,851,377	¥ 28,784,997
Debt Securities Contractual Maturity
Other Non-Current Asset
Due in 1 year through 2 years	40,641,146	5,567,814	11,510,069
Due in 2 years through 3 years	16,668,409	2,283,563	17,274,928
Total	¥ 57,309,555	$ 7,851,377	¥ 28,784,997